Financial risk - Securities at amortized cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities at amortized cost
Credit risk
Financial assets	$ 941,971	$ 631,123
Securities at amortized cost | Costs:
Credit risk
Financial assets	941,971	631,123
Securities at amortized cost | Loss allowance
Credit risk
Financial assets	7,951	1,790	$ 495
Securities at amortized cost | Expected credit losses collectively assessed [member] | Loss allowance
Credit risk
Financial assets	4,002	0	0
Securities at amortized cost | Current | Loss allowance
Credit risk
Financial assets	2,170	1,790	462
Securities at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	1,779	0	33
Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets	77,972	193,488
Financial assets measured at fair value through other comprehensive income, category [member] | Costs:
Credit risk
Financial assets	77,972	193,488
Financial assets measured at fair value through other comprehensive income, category [member] | Loss allowance
Credit risk
Financial assets	10	26	43
Financial assets measured at fair value through other comprehensive income, category [member] | Expected credit losses collectively assessed [member] | Loss allowance
Credit risk
Financial assets	0	0	0
Financial assets measured at fair value through other comprehensive income, category [member] | Current | Loss allowance
Credit risk
Financial assets	10	26	43
Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	0	0	$ 0
Credit risk | Securities at amortized cost
Credit risk
Financial assets	934,020	629,333
Credit risk | Securities at amortized cost | Costs:
Credit risk
Financial assets	941,971	631,123
Credit risk | Securities at amortized cost | Loss allowance
Credit risk
Financial assets	(7,951)	(1,790)
Credit risk | Securities at amortized cost | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Financial assets	$ 736,139	$ 453,627
Credit risk | Securities at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Minimum of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Securities at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Top of range [member]
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Financial assets	$ 200,837	$ 177,496
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Minimum of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Top of range [member]
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Securities at amortized cost | Expected credit losses individually assessed [member]
Credit risk
Financial assets	$ 993	$ 0
Credit risk | Securities at amortized cost | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	4,995	0
Credit risk | Securities at amortized cost | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	(4,002)	0
Credit risk | Securities at amortized cost | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Financial assets	0	0
Credit risk | Securities at amortized cost | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Financial assets	0	0
Credit risk | Securities at amortized cost | Current
Credit risk
Financial assets	888,217	629,333
Credit risk | Securities at amortized cost | Current | Costs:
Credit risk
Financial assets	890,387	631,123
Credit risk | Securities at amortized cost | Current | Loss allowance
Credit risk
Financial assets	(2,170)	(1,790)
Credit risk | Securities at amortized cost | Current | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Financial assets	736,139	453,627
Credit risk | Securities at amortized cost | Current | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Financial assets	154,248	177,496
Credit risk | Securities at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Credit risk
Financial assets	44,810	0
Credit risk | Securities at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	46,589	0
Credit risk | Securities at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	(1,779)	0
Credit risk | Securities at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Financial assets	0	0
Credit risk | Securities at amortized cost | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Financial assets	46,589	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets	77,962	193,462
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Costs:
Credit risk
Financial assets	77,972	193,488
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Loss allowance
Credit risk
Financial assets	(10)	(26)
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	$ 77,972	$ 193,488
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Top of range [member]
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Expected credit losses individually assessed [member]
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	0	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	0	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Current
Credit risk
Financial assets	77,962	193,462
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Current | Costs:
Credit risk
Financial assets	77,972	193,488
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Current | Loss allowance
Credit risk
Financial assets	(10)	(26)
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Current | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	77,972	193,488
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Credit risk
Financial assets	0	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	0	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	0	0
Credit risk | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	$ 0	$ 0